Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Rental income	$ 4,185,212	$ 5,433,303	$ 14,216,234	$ 18,098,514	$ 23,444,119	$ 27,467,410
Fees and other income	190,967	230,265	675,283	715,609	907,673	1,173,701
Total revenue	4,376,179	5,663,568	14,891,517	18,814,123	24,351,792	28,641,111
Costs and expenses:
Rental operating costs	1,414,518	2,108,621	4,739,256	6,489,547	8,818,283	10,410,574
General and administrative	1,479,261	1,366,380	4,361,297	3,996,696	5,751,754	5,268,315
Depreciation and amortization	1,306,874	1,626,917	4,104,018	4,823,673	6,274,321	7,364,688
Impairment of real estate assets			300,000	845,674	1,730,851
Total costs and expenses	4,200,653	5,101,918	13,504,571	16,155,590	22,575,209	23,043,577
Other income (expense):
Interest expense-Series B preferred stock						(2,226,101)
Interest expense-mortgage notes	(1,030,883)	(1,439,771)	(3,542,940)	(4,605,175)	6,097,834	7,337,423
Interest expense - note payable		(704,189)	(279,373)	(2,365,987)	(2,715,233)	(1,086,122)
Interest and other (expense), net	(13,886)	(12,270)	(67,329)	(10,865)
Interest and other income (expense), net					(20,636)	141,306
Gain on sales of real estate, net	627,322	332,714	2,060,336	656,975	1,245,460	6,319,272
Gain on extinguishment of government debt			10,000		451,785
Deferred offering costs					(530,639)
Acquisition costs						(24,269)
Income tax expense	(182,607)	(122,602)	(471,506)	(257,602)	370,884	611,263
Total other income (expense), net	(600,054)	(1,946,118)	(2,290,812)	(6,582,654)	(8,037,981)	(4,824,600)
Net (loss) income	(424,528)	(1,384,468)	(903,866)	(3,924,121)	(6,261,398)	772,934
Less: Loss attributable to noncontrolling interests	(427,303)	(363,777)	(1,759,608)	(854,070)	1,412,507	1,383,140
Net loss attributable to Presidio Property Trust, Inc. common stockholders	(851,831)	(1,748,245)	(2,663,474)	(4,778,191)	$ (7,673,905)	$ (610,206)
Less: Preferred Stock Series D dividends	(539,056)		(634,892)
Net loss attributable to Presidio Property Trust, Inc. common stockholders	$ (1,390,887)	$ (1,748,245)	$ (3,298,366)	$ (4,778,191)
Net income (loss) per share attributable to Presidio Property Trust, Inc. common stockholders:
Basic and diluted loss per common share	$ (0.13)	$ (0.20)	$ (0.33)	$ (0.54)	$ (0.85)	$ (0.07)
Weighted average number of common shares outstanding - basic and diluted	10,833,847	8,922,525	9,955,046	8,900,547	9,023,914	8,862,958